Split-Off Of Axis Business (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Mar. 16, 2011	Mar. 14, 2011
Split-Off Of Axis Business [Line Items]
Stock redemption, shares	41,882,966
Class A Shares Of Common Stock [Member]
Split-Off Of Axis Business [Line Items]
Stock redemption, shares	25,129,780	25,129,780
Class B Shares Of Common Stock [Member]
Split-Off Of Axis Business [Line Items]
Stock redemption, shares	16,753,186
Axis Business [Member]
Split-Off Of Axis Business [Line Items]
Shareholders equity interests net book value	$ 15,428
Amount of equity contribution	$ 29,830